                                   UNITED STATES

                        SECURITIES AND EXCHANGE COMMISSION

                                 Washington, D.C. 20549

                                      Form N-CSR

                  Certified Shareholder Report of Registered Management

                                 Investment Companies

                     Investment Company Act File Number 811-09941

                                  AMBASSADOR FUNDS

                  (exact name of registrant as specified in charter)

                              500 Griswold Street, Suite 2800

                              Detroit, MI   48226

                       (address of principal executive offices)

                                  Brian T. Jeffries

                          Ambassador Capital Management, LLC

                          500 Griswold Street, Suite 2800

                          Detroit, MI   48226

                       (name and address of agent for service)

Registrant's telephone number, including area code: (313) 961-3111

Date of fiscal year end:  July 31

Date of reporting period:  July 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later that 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CFR270.30e-1).

The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR,

and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB")

control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary , Securities and Exchange Commission, 450 Fifth Street,

NW, Washington, DC  20549-0609.  The OMB has reviewed the collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.   Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to

Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).

Annual Report July 31, 2007

Ambassador Money Market Fund

Investment products:

•Are not deposits of, or guaranteed by, Ambassador

  Capital Management, L.L.C., or any of its affiliates

•Are not insured by the FDIC

•Are subject to investment risks, including the possible

  loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Ambassador Money Market Fund

Table of Contents

Annual Report - July 31, 2007

Letter to Shareholders	1
Performance Highlights	2
Shareholder Expenses	3
Schedule of Portfolio Investments	4
Financial Statements	8
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	14
Trustees & Officers	15
Other Information	17

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds
Letter to the Shareholders
August 28, 2007

The Federal Reserve held the Federal Funds rate steady at 5.25% throughout all of the past year as economic growth remained moderate and inflation held slightly above the Federal Reserve’s 1-2% comfort zone. Cash continued its solid performance with the three-month Treasury Bill returning 5.21% versus the ten-year Treasury Bond return of 5.87% over the last twelve months. As of 7/31/2007, the Federal Reserve had made no changes to its policy outlook as Chairman Bernanke stated his concern for the "somewhat elevated" level of inflation despite a slowdown in the economy.

The playing field changed abruptly, however, on August 17th, as the Federal Reserve lowered the discount rate one half of one percent (50 basis points) and eased collateral requirements in open market operations to provide liquidity for a short-term bond market that had ground to a halt. This was the culmination of an international effort by central banks that had infused almost $300 billion dollars of reserves into the world banking system in the first two weeks of August. The result was a dramatic steepening of the yield curve and an expectation of multiple decreases in the Federal Funds rate by the Federal Reserve into the end of the year.

As we head into a new Fund year, we are faced with a high degree of uncertainty and volatility in the marketplace. Market fundamentals suggest continued economic weakness that will be exacerbated by the recent liquidity and credit crunch, which historically has lead to a lowering of interest rates. It might still be too early to tell because the major macroeconomic story in the first half - declining housing market and sub - prime mortgage issues - continues to bedevil us with no real recovery in sight. There seems to be a groundswell developing for the Federal Reserve to ease in September but the longer-term issue is how the consumer will respond to this housing debacle.

With all of the above in mind, the Fund does not anticipate any significant changes in investment strategy and we will continue to maintain a shorter average maturity concentrated in high quality investments. There seems to be a strong historical precedent for the Federal Reserve to cut short-term interest rates given the current economic and interest rate environment, which will potentially result in lower cash returns in the corning year. As always, we continue to strive to deliver above average returns to you the investor and thank you for trust and support.

Sincerely,

Conrad W. Koski Chairman	Brian T. Jeffries President

Ambassador Funds
Money Market Fund			Performance Highlights
July 31, 2007

Current 7-Day Yield: 5.09%		Average Days to Maturity: 27

PERFORMANCE	Average Annual Total Return
Inception
	1 Year	3 Year	5 Year	since 8/1/2000
Ambassador	5.17%	3.80%	2.64%	2.88%

Total Annual Operating Expenses - Gross* 0.34% * Source Prospectus dated November 29, 2006

$12,197

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Actual	$ 1,000	$ 1,024.25	$ 1.61
Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,023.63	$ 1.62

* Expenses are equal to the Fund's annualized expense ratio of 0.32%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2007

Commercial Paper – 97.6%*

Security Description	Principal Amount	Value ($)
Agricultural Operations – 2.2%
Cargill Global Funding PLC (b), 5.36%, 08/01/07	7,673,000	7,673,000

Banking-U.S. – 18.6%
Falcon Asset Securitization Corp. (b), 5.28%, 08/20/07	7,000,000	6,980,493
Falcon Asset Securitization Corp. (b), 5.29%, 08/16/07	4,000,000	3,991,183
Fountain Square Commercial Funding Corp. (b), 5.25%, 10/02/07	2,500,000	2,477,396
Fountain Square Commercial Funding Corp. (b), 5.29%, 08/31/07	8,000,000	7,964,733
Fountain Square Commercial Funding Corp. (b), 5.30%, 08/02/07	5,000,000	4,999,264
Galaxy Funding, Inc. (b), 5.24%, 10/22/07	5,000,000	4,940,322
Three Pillars Funding Corp. (b), 5.27%, 08/20/07	10,000,000	9,972.186
Three Rivers Funding Corp. (b), 5.27%, 08/14/07	8,000,000	7,984,776
Yorktown Capital LLC (b), 5.28%, 08/16/07	6,000,000	5,986,800
Yorktown Capital LLC (b), 5.27%, 08/02/07	7,588,000	7,586,889
Yorktown Capital LLC (b), 5.27%, 08/01/07	3,500,000	3,500,000
		66,384,042

Banking-Foreign -Asian – 4.0%
Bryant Park Funding LLC (b), 5.275%, 08/23/07	6,000,000	5,980,658
Bryant Park Funding LLC (b), 5.30%, 08/28/07	4,340,000	4,322,748
Bryant Park Funding LLC (b), 5.27%, 08/06/07	4,000,000	3,997,072
		14,300,478

Banking-Foreign -Australian – 2.2%
Sydney Capital Corp. (b), 5.27%, 09/19/07	4,000,000	3,971,308
Sydney Capital Corp. (b), 5.29%, 08/10/07	4,000,000	3,994,710
		7,966,018

Banking-Foreign -Canadian – 13.0%
Fairway Finance Corp. (b), 5.25%, 08/22/07	9,000,000	8,972,437
Fairway Finance Corp. (b), 5.27%, 08/07/07	4,000,000	3,996,487
Fairway Finance Corp. (b), 5.26%, 08/01/07	3,000,000	3,000,000
Liberty Street Funding Co. (b), 5.29%, 08/29/07	8,582,000	8,546,671
Liberty Street Funding Co. (b), 5.27%, 08/09/07	6,000,000	5,992,973
Old Line Funding Corp. (b), 3.35%, 08/23/05	3,000,000	2,991,217
Old Line Funding Corp. (b), 5.26%, 08/20/07	8,000,000	7,977,791
Old Line Funding Corp. (b), 5.27%, 08/03/07	5,000,000	4,998,536
		46,476,112

Banking-Foreign -Denmark - 2.1%
Danske Corp. 5.195%, 08/13/07	4,178,000	4,170,765
Danske Corp. 5.245%, 09/05/07	3,300,000	3,283,172
		7,453,937

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2007

Commercial Paper (Continued)

Security Description	Principal Amount	Value ($)
Banking-Foreign -French - 6.1%
Barton Capital Corp. (b), 5.26%, 08/17/07	8,929,000	8,908,126
Barton Capital Corp. (b), 5.26%, 09/07/07	5,000,000	4,972,970
Barton Capital Corp. (b), 5.26%, 08/27/07	5,000,000	4,980,933
Starbird Funding Corp. (b), 5.24%, 08/24/07	2,710,000	2,700,928
		21,562,957

Banking-Foreign -German – 7.6%
Beethoven Funding Corp. (b), 5.26%, 08/24/07	5,000,000	4,983,197
Beethoven Funding Corp. (b), 5.28%, 08/03/07	4,903,000	4,901,562
Giro Balanced Funding Corp. (b), 5.29%, 08/15/07	4,500,000	4,490,743
Giro Balanced Funding Corp. (b), 5.28%, 08/13/07	7,000,000	6,987,680
Giro Balanced Funding Corp. (b), 5.29%, 08/27/07	4,500,000	4,482,808
Hannover Funding Corp. (b), 5.29%, 08/17/07	1,379,000	1,375,758
		27,221,748

Banking-Foreign -Netherlands - 8.7%
Amsterdam Funding Corp. (b), 5.28%, 08/08/07	2,031,000	2,028,915
Amsterdam Funding Corp. (b), 5.25%, 08/23/07	5,000,000	4,983,958
Amsterdam Funding Corp. (b), 5.28%, 08/03/07	7,745,000	7,742,728
Neptune Funding Corp. (b), 5.33%, 08/14/07	6,410,000	6,397,663
Neptune Funding Corp. (b), 5.27%, 10/10/07	10,000,000	9,897,479
		31,050,743

Banking-Foreign -UK - 2.1%
Thames Asset Global Securities (b), 5.27%, 08/21/07	7,565,000	7,542,851

Beverages-Non-Alcoholic - 0.8%
Coca-Cola Co. (b), 5.20%, 11/30/07	2,769,000	2,720,604

Conglomerate – 1.7%
Edison Asset Securitization LLC (b), 3.23%, 10/03/05	2,403,000	2,371,900
UBS Finance Delaware LLC 5.22%, 10/23/07	3,612,000	3,568,530
		5,940,430

Construction Machinery - 4.6%
Dealers Capital Access 5.20%, 08/31/07	5,000,000	4,978,333
Dealers Capital Access 5.24%, 09/07/07	4,000,000	3,978,458
Dealers Capital Access 5.28%, 11/16/07	4,500,000	4,429,380
Dealers Capital Access 5.25%, 10/26/07	3,000,000	2,962,375
		16,348,546

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2007

Commercial Paper (Continued)

Security Description	Principal Amount	Value ($)
Finance - 13.5%
Dexia Delaware LLC 5.195%, 08/10/07	5,000,000	4,993,507
Dexia Delaware LLC 5.24%, 08/08/07	5,000,000	4,994,906
General Electric Capital Corp. (b), 5.235%, 11/06/07	1,300,000	1,281,663
ING Funding LLC 5.25%, 08/01/07	5,000,000	5,000,000
ING Funding LLC 5.205%, 10/17/07	1,770,000	1,750,295
Int'l Lease Finance Corp. 5.245%, 08/06/07	5,000,000	4,996,358
Jupiter Securities Co. LLC (b), 5.28%, 08/07/07	5,000,000	4,995,600
National City Credit Corp. 5.205%, 08/09/07	10,000,000	9,988,433
National Rural Utilities 5.28%, 08/29/07	8,000,000	7,967,147
UBS Americas, Inc. 5.27%, 09/04/07	2,250,000	2,238,801
		48,206,710
Insurance - 8.8%
Autobahn Funding Co. LLC (b), 5.31%, 08/07/07	3,295,000	3,292,084
Autobahn Funding Co. LLC (b), 5.33%, 08/15/07	9,766,000	9,745,658
Co-Operative Assoc. of Tractor Dealers-B 5.30%, 08/10/07	7,000,000	6,990,725
Co-Operative Assoc. of Tractor Dealers-B 5.22%, 01/18/08	2,008,000	1,958,503
ING America Insurance Holdings 5.23%, 09/05/07	5,000,000	4,974,576
Triple A One Funding Corp. (b), 5.27%, 08/10/07	4,263,000	4,257,384
		31,218,930

Retail - 1.6%
7-Eleven, Inc. 5.27%, 08/03/07	5,640,000	5,638,349

TOTAL COMMERCIAL PAPER		347,705,455
(COST $347,705,455)

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
	July 31, 2007

Certificates Of Deposit - 2.8% (c)

Security Description	Principal Amount	Value ($)
Certificates Of Deposit - 2.8% (c)
Flagstar Bank 5.37%, 11/26/07	4,000,000	4,000,000
Huntington National Bank 5.50%, 11/29/07	2,000,000	2,000,000
Mercantile Bank 5.35%, 10/22/07	2,000,000	2,000,000
The Private Bank 5.35%, 09/11/07	2,000,000	2,000,000
TOTAL CERTIFICATES OF DEPOSIT		10,000,000
(COST $10,000,000)

TOTAL INVESTMENTS - 100.4%		357,705,455
(COST $357,705,455) (a)

OTHER NET ASSETS LESS LIABILITIES - (0.4%)		(1,578,333)

TOTAL NET ASSETS - 100%		$356,127,122

(a)		Cost and value for federal income tax and financial reporting purposes are the same.

(b)

Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Illiquid, non-negotiable securities.

*	Rate presented indicates the effective yield at time of purchase.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Statement of Assets and Liabilities		Statement of Operations
July 31, 2007		For the year ended July 31, 2007

Assets:		Investment Income:
Investments, at value (cost $357,705,455)	$ 357,705,455	Interest	$ 20,321,011
Cash	167	Expenses:
Interest receivable	38,980	Advisory	757,270
Prepaid expenses	17,257	Administration	151,454
Total Assets	$ 357,761,859	Accounting	47,864
		Audit/Tax	23,073
		Compliance	14,792
Liabilities:		Custody	69,984
Distribution Payable	1,493,978	Legal	25,317
Accrued expenses and other liabilities:		Transfer Agent	45,424
Advisory	60,986	Trustee	31,815
Other	79,773	Other	29,763
Total Liabilities	1,634,737	Total Expenses	1,195,756

Net Assets	$ 356,127,122	Net Investment Income	19,125,255

Composition of Net Assets:		Net Realized Losses from Investments:
Capital	356,128,336
Accumulated net realized losses from investment transactions	(1,214)	Net realized losses from investment transactions	(282)
Net Assets	$ 356,127,122
		Increase in net assets from operations	$19,124,973

Institutional Shares:
Net Assets	$356,127,122
Shares Outstanding	356,128,336
Net Asset Value, Offering Price, and Redemption Price per share	$1.00

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Statements of Changes in Net Assets
	For the year ended
	July 31, 2007	July 31, 2006
Investment Activities: Operations:

Net investment income	$ 19,125,255	$ 10,621,021
Net realized gains/ (losses) from investment transactions	(282)	(244)
Increase in net assets from operations	19,124,973	10,620,777

Distributions:
Net investment income Institutional Shares	(19,125,255)	(10,621,021)
Decrease in net assets from shareholder distributions	(19,125,255)	(10,621,021)

Capital Share Transactions:
Increase/(Decrease) in net assets from capital transactions	122,974,038	(77,227,075)
Increase/(Decrease) in net assets from investment activities	122,973,756	(77,227,319)

Net Assets:
Beginning of year	233,153,366	310,380,685
End of year	$ 356,127,122	$ 233,153,366

Share Transactions:* Institutional Shares:
Issued	$ 565,773,446	$ 179,410,812
Reinvested	18,379,013	10,557,046
Redeemed	(461,178,421)	(267,194,933)

Increase/(Decrease) in Institutional shares	122,974,038	(77,227,075)

Investor Shares:**
Issued	--	--
Redeemed	--	--
Increase/(Decrease) in investor shares	0	0
Increase/(Decrease) in shares	$ 122,974,038	$ (77,227,075)

*	All capital share transactions have been processed at a net asset value of $1.00 per share.
**	No investor shares are outstanding at July 31, 2007 and July 31, 2006.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the year ended
	July 31, 2007	July 31, 2006	July 31, 2005	July 31, 2004	July 31, 2003

Institutional Shares

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.051	0.040	0.022	0.008	0.010
Net realized (losses) on investments	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)

Total from investment activities	0.051	0.040	0.022	0.008	0.010

Distributions:
Net investment income	(0.051)	(0.040)	(0.022)	(0.008)	(0.010)
Total distributions	(0.051)	(0.040)	(0.022)	(0.008)	(0.010)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	5.17%	4.16%	2.11%	0.78%	1.03%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$356,127	$233,153	$310,381	$243,751	$382,524
Ratio of expenses to average net assets	0.32%	0.34%	0.33%	0.34%	0.41%
Ratio of net investment income to average net assets	5.05%	4.02%	2.20%	0.78%	1.00%

(a) Amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Notes to Financial Statements
July 31, 2007

1. Organization:

The Ambassador Funds (the “Trust”) was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “Act”).  The Trust is authorized to issue an unlimited number of shares without par value.  The Trust currently offers shares of the Ambassador Money Market Fund (the “Fund”).  The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.  As of July 31, 2007, Investor Shares have not commenced operations.  Capital share transactions related to the Investor Shares represents seed money only.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates market value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of July 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value.    Collateral subject to repurchase agreements is held by the Fund’s custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Ambassador Funds
Notes to Financial Statements (Cont’d)
July 31, 2007

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly.  Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. It is management’s belief that the adoption of FIN 48 will not result in any material impact to the Fund’s financial statements.

3. Related Parties:

Investment Adviser:

Ambassador Capital Management, L.L.C., (the “Adviser”) serves as the investment adviser to the Fund. Brian T. Jeffries, President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom owns more than 25% of the voting securities of the Adviser, are also trustees of the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Ambassador Funds
Notes to Financial Statements (Cont’d)
July 31, 2007

Administrator and Fund Accountant:

Administration, Accounting and Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group LLC (“FSG”), an affiliate of the Adviser, pursuant to agreements dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by the Adviser, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria De Nicolo of FSG.  According to the terms of the agreements, the Fund will compensate FSG annually for the following services, all of which are calculated and accrued daily and paid monthly:

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

Accounting - $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; ½ basis point (0.005%) on net assets in excess of $500 million.

Compliance - a minimum monthly fee of $1,250.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

4. Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2007 was as follows:

Distributions paid from

Net Investment Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Dividends Paid*
$18,494,664	—	$18,494,664	—	$18,494,664

As of July 31, 2007 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses**	Total Accumulated Deficit
$1,493,978	—	$1,493,978	$1,493,978	$(1,214)	$(1,214)

At July 31, 2007, the loss carryforwards amounted to:

Year of Expiration	2011	2013	2014	2015	Total
Amount	$677	$11	$211	$58	$957

*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

**As of July 31, 2007, the Fund had  $957 in net capital loss carryforwards, which are available to offset future realized gains.  In addition, the Fund has $257 of post - October loss deferrals. The fund intends to utilize provisions of the federal income tax laws which allow them to carry a realized loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and the Shareholders

Ambassador Money Market Fund:

We have audited the accompanying statement of assets and liabilities of the Ambassador Money Market Fund (the Fund), including the schedule of portfolio investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the year ending July 31, 2003 were audited by other auditors, whose report dated September 5, 2003, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

September 11, 2007

Ambassador Funds
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons”, as defined in the Investment Company Act of 1940, as amended, of the Fund.  The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address	Position(s) Held with the Funds	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee	Remuneration Paid Aug. 2006 to July 2007

TRUSTEES:
Nicholas J. DeGrazia (1943) PO Box 38 North Street, MI 48049	Trustee	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt, Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, LLC from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	None	$11,000
Ronald E. Hall (1943) Bridgewater Interiors, LLC 4617 West Fort St. Detroit, MI 48209	Trustee	President, CEO and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc. since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	United American Healthcare Corporation since 2001.	$9,000
Brian T. Jeffries* (1965) Ambassador Capital Mgmt, L.L.C. 500 Griswold St., Suite 2800 Detroit, MI 48226	Trustee President	Founder and President of Ambassador Capital Management, L.L.C. since 1998; Partner and Portfolio Manager of Munder Capital Management from 1994-1998.	None
Conrad W. Koski (1945) Ambassador Capital Mgmt, L.L.C. 500 Griswold St., Suite 2800 Detroit, MI 48226	Trustee Chairman	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996; Officer and Trustee of Cranbrook Funds from 1984-1997.	None	$11,000
Gregory A. Prost* (1966) Ambassador Capital Mgmt, L.L.C. 500 Griswold St., Suite 2800 Detroit, MI 48226	Trustee Vice President	Chief Investment Officer of Ambassador Capital Management, L.L.C. since 2000; Partner and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.	None

Term of office is indefinite.  Each Trustee and Officer serves until their successor is elected.  All of the Trustees have served in office since inception and each Trustee oversees the two funds in the Fund’s complex.

*  Interested Trustees are employees of the Adviser.

Ambassador Funds
Money Market Fund

Name (Year of Birth) Address	Position(s) Held with the Funds	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
OFFICERS:

Kathryn J. Nurre (1954) Ambassador Capital Mgmt, L.L.C. 500 Griswold St., Suite 2800 Detroit, MI 48226	Secretary, Since 2000	Vice President and Senior Portfolio Manager of Ambassador Capital Management, L.L.C. since 1998; Director of Short Term Investments of Cranbrook Capital Management, Inc. from 1994 to 1998.	None

Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60187	Chief Compliance Officer, Since 2004	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.	None

Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60187	Chief Financial Officer Treasurer, Since 2004	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.	None

Gary R. Schaefer (1946) Ambassador Capital Mgmt, L.L.C. 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60187	Assistant Secretary, Since 2003	Portfolio manager, Ambassador Capital Management, L.L.C. since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.	None

Derek Oglesby (1977) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Assistant Secretary, Since 2003	Research Analyst, Ambassador Capital Management, LLC since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.	None

Term of office is indefinite.  Each Trustee and Officer serves until their successor is elected. The officers do not receive any remuneration from any of the funds in the Fund’s complex.

*  Interested Trustees are employees of the Adviser.

Ambassador Funds
Money Market Fund
Other Information

Factors Considered by the Independent Trustees in Renewing the Advisory Contract

The Trust's Investment Advisory Agreement (the "Advisory Contract") with Ambassador Capital Management, L.L.C., for the Fund may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by the Adviser upon 60 days' written notice.  The Advisory Contract provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.  The 1940 Act requires that the Board of Trustees and a majority of the Independent Trustees (collectively the "Trustees"), voting separately, annually approve the Trust's Advisory Contract with respect to the Fund.  Continuation of the Advisory Contract was most recently approved by the Board of Trustees of the Fund, including the "disinterested" Trustees, at a meeting held on June 12, 2007.  The Trustees, in light of the factors summarized below and the advice of counsel for the Trust, concluded that the terms of the Advisory Contract with the Trust for the Fund are fair and reasonable and that renewal of the contract will enable the Trust to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders.

In evaluating the Advisory Contract for the Fund, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Adviser, its services and the Trust.  Both in meetings specifically addressed to renewal of the Advisory Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Adviser's investment and management services for the Fund under the Advisory Contract.  These materials included information on (i) the investment performance of the Fund, a peer group of no-load money market funds with assets of between $100 and $600 million, selected by the Administrator from data provided by Lipper, Inc., a Reuters company (the "Lipper peer group"), with the concurrence of the Independent Trustees for this purpose, (ii) the general investment outlook in the markets in which the Fund invests, (iii) the Adviser's management of the relationships with the Trust's other service providers and (iv) the record of the Adviser's compliance with the Fund's investment policies and restrictions and the responsibilities of the Adviser's compliance personnel.

The Independent Trustees requested and the Adviser provided additional information in order to evaluate the quality of the Adviser's services and the reasonableness of the fee under the Advisory Contract. Among other items, this information included data or analyses of (1) investment performance for one year for the Fund and the Lipper peer group, (2) management fees incurred by this peer group of funds, (3) the expense ratios for the Fund and this peer group of funds, (4) the overall organization of the Adviser, (5) the Adviser's financial results and condition, including its and certain of its affiliate's profitability from services performed for the Fund, (6) investment management staffing, (7) the potential for achieving further economies of scale in light of expenses that are not incurred as fees, based on a percentage of net assets, and (8) operating expenses paid to third parties.

The following summarizes matters considered by the Trustees in connection with their renewal of the Trust's Advisory Contract for the Fund.  The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance.  The Trustees determined that the Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements.  The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Trust's performance compared to both the performance of the Lipper peer group.  The Fund's performance, for the twelve

Ambassador Funds
Money Market Fund
Other Information (Cont’d)

months ended March 31, 2007,  based upon total return was 14th out of 350 funds in this peer group, which placed it in the top 5% of the group.  The Fund's performance for two-year and three-year periods was similarly excellent: 13th out of 335 funds for two-year performance (top 4%) and 13th out of 323 for three-year performance (top 5%). The Trustees concluded that the performance of the Trust supported the continuation of the Advisory Contract.

The Adviser's Personnel and Methods.  The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline.  Among other things, the Trustees considered the number, education and experience of the Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Trust invests.  The Trustees concluded that the Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Advisory Contract.

Nature and Quality of Other Services.  The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Adviser. The Trustees also considered the nature and extent of the other services provided by the Adviser's affiliates under other contracts and its supervision of third party service providers.  Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Trust well.

Management Fee and Expenses.  The Trustees considered the Adviser's fee under the Advisory Contract relative to the management fees charged by the Lipper peer group.  The Trustees determined that the fee under the Advisory Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Adviser and the fees charged by the funds in the Lipper peer group.  The Trustees also considered the Trust's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose.  The Fund's total expense ratio for the 12 months ended March 31, 2007, was 0.34% of the Fund's average net assets, whereas the average and median total expense ratios for the Lipper peer group were 0.64% and 0.61%, respectively.  The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds and therefore was benefiting shareholders of the Fund.

Profitability.  The Trustees considered the level of the Adviser's profits with respect to the management of the Fund. They also considered the profits realized by the Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business.  The Trustees considered the Adviser's profit margins in comparison with the limited available industry data.  The Trustees concluded that the Adviser's profits from management of the Fund bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved, that the Fund's total operating expenses were being aggressively managed by the Adviser and its affiliate, Fund Services Group, LLC, and that the profits realized by the Adviser from the advisory relationship were normal and not excessive.

Economies of Scale.  The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.  This consideration included an analysis of the fixed and variable expenses of the Fund and the potential for growth of total Fund assets and the impact that such growth would have on reducing the per share expenses of the Fund that were asset-based.  The Trustees noted that certain fees will be subject to reduction as the Fund achieves asset levels of $300 and $500 million.

Ambassador Funds
Money Market Fund
Other Information (Cont’d)

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007.

This Page Is Intentionally Left Blank

Annual Report

July 31, 2007

Investment Adviser

Ambassador Capital Management LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

Counsel

Dykema Gossett PLLC

400 Renaissance Center

Detroit, MI 48243

For Additional Information Call:

1-800-992-0444

There is no annual report to file for the Ambassador Broadmarket Plus Fund as the fund had not commenced operations during the reporting period ended July 31, 2007 for this Form N-CSR.

There is no annual report to file for the Michigan Investment Trust, Government Money Market Series as the fund had not commenced operations during this reporting period ended July 31, 2007 for this Form N-CSR.

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics (the "Code of Ethics")

    applicable to the Ambassador Fund's principal executive officer and principal financial officer, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) (1) Filed with the Commission, pursuant to Item 12(a)(1), a copy of its Code of Ethics that applies to the Registrant's

        principal executive officer and principal financial officer,

        or persons performing similar functions, as an exhibit to its

        Annual Report on this Form N-CSR.

    (2) Not applicable.

    (3) The Registrant undertakes to furnish a copy of such Code of

        Ethics to any person upon request, without charge, by calling

        1-800-992-0444.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board Of Trustees of the Registrant has determined that the Registrant does not currently have a member serving on its audit committee that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

Although each member of the Registrant's audit committee has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes.  The Trustees reviewed the attributes, education, and experience of each member of the Registrant's audit committee, the nature of the accounting principles applicable to the Registrant, and the

Registrant's underlying internal controls and reporting mechanisms and determined that the members of the Registrant's audit committee, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the Registrant.  In addition, the trustees determined that the audit committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.  The trustees also determined that each member of the Registrant's audit committee is "independent" as defined in the instructions to this Form N-

CSR.

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ITEM 4(a) - (d) PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)   AUDIT FEES. Aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements.

                  Fiscal year ended July 31, 2007 $20,700

                  Fiscal year ended July 31, 2006 $17,875

(b)   AUDIT RELATED FEES. Aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

                  NONE

(c)   TAX FEES. Aggregate fees billed for professional services rendered by the principal accountant for review of tax filings and tax advice.

                  Fiscal year ended July 31, 2007 $3,600

                  Fiscal year ended July 31, 2006 $3,600

(d)   ALL OTHER FEES.

                  NONE

(e) (1)  The Registrant's audit committee has adopted an Audit Committee

       Charter that requires that the audit committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent public accountants.

       (2)  During the fiscal year ended July 31, 2007, all of the non-audit services provided by the Registrant's principal accountant were pre-

       approved by the audit committee.

(f) Not applicable.

(g) NON-AUDIT FEES. Aggregate fees billed for ongoing services by the principal accountant to the Registrant, the Registrant's investment adviser and any entity controlled by, or under common control with the investment adviser.

                 NONE

(h) Not applicable.

2

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to open-end investment management companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

The Schedule of Investments is included with the Registrant's Annual Report to Shareholders, as presented in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

         MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the Registrant's Annual Report to Shareholders, as presented in

Item 1.

Item 11. CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and

Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the

Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported,

within the time periods specified in the rules and forms adopted by the U.S.

Securities and Exchange Commission.

3

(b) There has been no change in the registrant's internal control over

Financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940 (17CFR270.30a-3(d)) during the registrant's second fiscal quarter of the period covered by this report that has materially affected,

or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS

(a)(1)  EX-99.CODE ETH - Code of Ethics

(a)(2)  EX-99.CERT    - Certification for each principal executive officer

and principal financial officer of the Registrant

as required by Rule 30a-2(a) under the Investment   Company Act of 1940 (17CFR270.30a-2(a), exactly as set forth below.

(a)(2)  EX-99.906CERT - Certification by the Registrant's principal executive officer and principal financial officer, pursuant to

                        Section 906 of the Sarbanes-Oxley Act of 2002, is

                        furnished and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and

Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.

REGISTRANT  Ambassador Funds

BY          /s/ Brian T. Jeffries, Principal Executive Officer

DATE        September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and

Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.

REGISTRANT  Ambassador Funds

BY          /s/Lynn H. Waterloo, Principal Financial Officer

DATE        September 26, 2007

4